Profit before income tax expense (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Profit before income tax expense [abstract]
Total interest expense on borrowing	¥ 10,225,069		¥ 7,267,490		¥ 8,716,074
Less: amounts capitalized in property, plant and equipment	476,065		449,964		770,340
Interest expenses charged in consolidated statement of comprehensive income	9,749,004		6,817,526	[1]	7,945,734	[1]
Auditors' remuneration-audit services	64,160		43,610		41,640
Operating leases charge	364,756		331,496		313,723
Fuel	92,737,304		56,617,542		59,242,367
Depreciation of property, plant and equipment	20,180,830		14,815,620		14,411,632
Amortization of land use rights	341,125		225,707		213,206
Amortization of other non-current assets	113,878		121,388		92,775
Impairment loss of property, plant and equipment	1,046,195		1,063,735		1,047,641
Impairment losses for land use rights	108,590		51,981		0
Impairment loss of investment in an associate	0		0		178,131
Impairment loss of mining rights	0		0		760,296
Impairment loss of goodwill	0		0		1,105,649
Impairment loss of other non-current assets	5,008		0		0
Recognition/ (reversal) of provision for doubtful accounts	27,682		89,498		(3,392)
(Reversal) /recognition of provision for inventory obsolescence	(263)		(256)		1,828
Net loss on disposals of non-current assets	616,456		590,049	[1]	438,321	[1]
Government grants	(421,912)		(396,467)		(696,735)
Gain on a bargain purchase	0		(129,921)		0
Included in other investment income [abstract]
Gains on disposal of available-for-sale financial asset (Note 10)	(1,479,732)		(932,738)		0
Dividends on available-for-sale financial assets	(124,918)		(103,037)		(97,696)
Gains on disposal of subsidiaries	(52,330)	[2]	0		0
Included in (gain) /loss on fair value changes of financial assets/liabilities
Contingent consideration of the business combination (Note 40)	(859,547)		0		0
Loss on fair value changes of trading derivatives	¥ 2,761		¥ 12,986		¥ 16,762

[1]	Restated. The Company completed the acquisition of equity interests of four companies from Huaneng Group, see Note 40 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.
[2]	For the disposals of Taishan Power Limited Company and Huaneng (Fujian) Harbour Limited Company with no interest being retained. The Company received consideration of RMB781 million and RMB222 Million respectively. The investment income of 52 million was recognized and the related non-controlling interests of RMB681 million and RMB186 million with the subsidiaries were derecognized.